Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
25 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 25,000,000
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member] | 220 Million Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	220,000,000	$ 220,000,000
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member] | 35 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		35,000,000
Fortaleza Knutsen and Recife Knutsen [Member] | 140 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	140,000,000	140,000,000
Hilda Knutsen [Member] | 117 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		117,000,000
Dan Cisne Dan Sabia [Member] | 172.5 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 172,500,000	172,500,000
Raquel Knutsen [Member] | 25 Million Seller's Credit and Seller's Loan [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 25,000,000